Ordinary shares (Details) - Class A ordinary shares - Huang River Investment Limited - USD ($) $ in Millions	1 Months Ended
	May 31, 2024	May 31, 2023	Jul. 31, 2022	Jun. 30, 2022
Ordinary shares
Shares Issued	4,119,434	3,761,270	2,164,236
Transaction with Tencent
Ordinary shares
Business combination, consideration transferred				$ 220